NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

Received SEC
JUL 26 2011
Washington, DC 20549

11007858

CERTNYS
001-35245

July 26, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531, 100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

This is to certify that on July 19, 2011 the NYSE Amex LLC (the "Exchange") received from Synergy Resources Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Michael Calabrese
Senior Analyst, Corporate Compliance
NYSE Regulation, Inc.